Discontinued operations and Assets held for sale (Tables)	12 Months Ended
Sep. 30, 2024
Discontinued operations and Assets classified as held for sale
Schedule of assets and liabilities held for sale

	2024	2023	2022
	$'000	$'000	$'000
Property, plant and equipment	—	—	—
Investment property	—	—	—
Intangible assets	—	38,677	—
Trade and other receivables	—	—	—
Other financial assets	—	—	—
Assets held for sale	—	38,677	—

Deferred government grants	—	5,869	—
Employee benefits	—	—	—
Other financial liabilities	—	—	—
Liabilities held for sale	—	5,869	—

Schedule of impact of discontinued operations on the statement of comprehensive income

	2024	2023	2022
	$'000	$'000	$'000
Other operating income	—	4,986	12,843
Administrative expenses	(1,056)	(13,806)	(1,176)
Impairment loss on asset held for sale and derecognition of liability held for sale	(32,972)	(17,601)	—
R&D tax credit	3,424	—	—
(Loss)/Profit from discontinued operations, net of tax	(30,604)	(26,421)	11,667

Schedule of net cash flows associated with discontinuing operations

	2024	2023	2022
	$'000	$'000	$'000
Net cash used in operating activities	(1,056)	4,986	12,843
Net cash used in investing activities	(2,659)	(12,438)	(25,021)
Net cash generated from financing activities	1,331	1,316	2,161
Net cash flows for the year	(2,383)	(6,136)	(10,017)